Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Related parties
23.	Related parties

Transactions with related entities -

During 2025, 2024 and 2023, the Group carried out the following transactions with its parent company Inversiones ASPI S.A. and its other related parties:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Income
Parent
Inversiones ASPI S.A. (ASPI)
Fees for management and administrative services	158	88	88
Income from office lease	15	16	16

Other related parties
Compañía Minera Ares S.A.C. (Ares)
Income from land lease, note 25	1,151	1,224	1,150
Income from parking leases	398	357	259

Fosfatos del Pacífico S.A. (Fospac)
Fees for management and administrative services	287	144	143
Income from office lease	15	16	16

Fossal S.A.A.(Fossal)
Fees for management and administrative services	64	44	44
Income from office lease	15	16	16

Asociación Sumac Tarpuy
Income from office lease	15	16	16
Fees for management and administrative services	11	-	-

Inversiones Moray S.A.C
Fees for management and administrative services	20	-	-
Income from office lease	13	-	-

Expense
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	(3,023)	(2,570)	(1,940)

As a result of these transactions, the Group had the following rights and obligations as of December 31, 2025 and 2024:

	2025		2024
	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
	S/(000)	S/(000)	S/(000)	S/(000)
Parent
Inversiones ASPI S.A.	-	-	115	-
	-	-	115	-

Other related parties
Fosfatos del Pacífico S.A.	1,885	-	1,409	23
Compañía Minera Ares S.A.C.	350	-	231	-
Fossal S.A.A.	227	-	126	-
Other	171	-	88	-
	2,633	-	1,854	23
	2,633	-	1,969	23

Terms and conditions of transactions with related parties - Sales and purchases with related parties are made under market conditions equivalent to those applied to transactions between independent parties. Outstanding balances with related parties at the year-end are unsecured and interest free and settlement occurs in cash. For the years ended December 31, 2025, 2024 and 2023, the Group had not recorded an allowance for expected credit losses relating to amounts owed by related parties. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates. Lease transactions with related parties are described in note 25.

Compensation of key management personnel of the Group – The compensation paid to key management personnel of the Group includes expenses for profit-sharing, compensation and other concepts for members of the Board of Directors and the key management. For the year ended December 31, 2025, the total short-term compensation amounted to S/29,493,000 (2024 S/27,704,000 and 2023: S/28,922,000) and the total long-term compensations expense amounted to S/4,925,000 (2024 S/7,167,000 and 2023: S/7,632,000), and there were no post-employment or contract termination benefits or share-based payments.

Likewise, the expenses associated with Holcim´s acquisition presented in note 21, correspond primarily to bonuses awarded to key management.